OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables

	As of December 31,
	2020	2021
	RMB	RMB
Supplier deposits (1)	86,759	51,181
Merchants deposits (2)	68,903	56,335
IT related service fees	2,913	4,621
Accrued professional fees	9,106	8,030
Salaries and welfare payable	60,737	36,054
Taxes payable	19,044	26,396
Accrued marketing and other operational expenses	21,576	14,844
Refund payable to members	4,398	1,147
Others	11,548	4,178

Total other payable and accrued liabilities	284,984	202,786

(1)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
(2)
The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.